Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accrued liabilities [Abstract]
Professional consultants’ expenses	$ 244,245	$ 402,691
Vendor liabilities	16,954	177,230
Payroll related liabilities		13,990
Related party expenses	6,877	56,842
Accrued board fees	137,002
Accrued commitment fee	200,000
Other accrued expenses	61,371
Total other accrued liabilities	$ 666,449	$ 650,753